FINANCIAL AND CAPITAL RISK MANAGEMENT (Details Narrative) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	$ 5,902	$ 5,115	$ 15,400